Condensed Consolidated Statements of Stockholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Deferred Stock Compensation [Member]	Retained Earnings [Member]	Treasury Stock, Common [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 107,847	$ 36,240,352		$ (36,240,368)	$ (3,336)	$ 104,495
Beginning balance, shares at Dec. 31, 2022	107,845,554				(6,255)
Stock-Based Compensation		249,952				249,952
Net Loss				(1,316,573)		(1,316,573)
Ending balance, value at Dec. 31, 2023	$ 107,847	36,490,304	$ 0	(37,556,941)	$ (3,336)	(962,126)
Ending balance, shares at Dec. 31, 2023	107,845,554				(6,255)
Restatement Adjustment		23,015		(23,015)
Reissued Treasury Shares		(3,336)			$ 3,336
Reissued Treasury Shares, shares					6,255
Stock-Based Compensation		63,327				63,327
Net Loss				(123,714)		(123,714)
Ending balance, value at Mar. 31, 2024	$ 107,847	36,573,310	0	(37,703,670)	$ 0	(1,022,513)
Ending balance, shares at Mar. 31, 2024	107,845,554				0
Beginning balance, value at Dec. 31, 2023	$ 107,847	36,490,304	0	(37,556,941)	$ (3,336)	(962,126)
Beginning balance, shares at Dec. 31, 2023	107,845,554				(6,255)
Net Loss						(336,141)
Ending balance, value at Sep. 30, 2024	$ 107,847	36,622,837	0	(37,916,097)	$ 0	(1,185,413)
Ending balance, shares at Sep. 30, 2024	107,845,554				0
Beginning balance, value at Dec. 31, 2023	$ 107,847	36,490,304	0	(37,556,941)	$ (3,336)	(962,126)
Beginning balance, shares at Dec. 31, 2023	107,845,554				(6,255)
Restatement Adjustment		23,015		(23,015)
Reissued Treasury Shares		(3,336)			$ 3,336
Reissued Treasury Shares, shares					6,255
Stock-Based Compensation		158,655				158,655
Net Loss				(447,495)		(447,495)
Ending balance, value at Dec. 31, 2024	$ 107,847	36,668,638	0	(38,027,451)	$ 0	(1,250,966)
Ending balance, shares at Dec. 31, 2024	107,845,554				0
Beginning balance, value at Mar. 31, 2024	$ 107,847	36,573,310	0	(37,703,670)	$ 0	(1,022,513)
Beginning balance, shares at Mar. 31, 2024	107,845,554				0
Stock-Based Compensation		63,327				63,327
Net Loss				(153,222)		(153,222)
Ending balance, value at Jun. 30, 2024	$ 107,847	36,636,637	0	(37,856,892)	$ 0	(1,112,408)
Ending balance, shares at Jun. 30, 2024	107,845,554				0
Stock-Based Compensation		(13,800)				(13,800)
Net Loss				(59,205)		(59,205)
Ending balance, value at Sep. 30, 2024	$ 107,847	36,622,837	0	(37,916,097)	$ 0	(1,185,413)
Ending balance, shares at Sep. 30, 2024	107,845,554				0
Beginning balance, value at Dec. 31, 2024	$ 107,847	36,668,638	0	(38,027,451)	$ 0	(1,250,966)
Beginning balance, shares at Dec. 31, 2024	107,845,554				0
Stock-Based Compensation		44,806				44,806
Net Loss				(79,110)		(79,110)
Ending balance, value at Mar. 31, 2025	$ 107,847	36,713,444	0	(38,106,561)	$ 0	(1,285,270)
Ending balance, shares at Mar. 31, 2025	107,845,554				0
Beginning balance, value at Dec. 31, 2024	$ 107,847	36,668,638	0	(38,027,451)	$ 0	(1,250,966)
Beginning balance, shares at Dec. 31, 2024	107,845,554				0
Net Loss						(1,471,621)
Ending balance, value at Sep. 30, 2025	$ 122,276	40,141,369	(2,032,625)	(39,499,072)	$ 0	(1,268,052)
Ending balance, shares at Sep. 30, 2025	122,274,125				0
Beginning balance, value at Mar. 31, 2025	$ 107,847	36,713,444	0	(38,106,561)	$ 0	(1,285,270)
Beginning balance, shares at Mar. 31, 2025	107,845,554				0
Common Stock Issued with Debt Extinguishment	$ 500	199,500				200,000
Common Stock Issued with Debt Extinguishment, shares	500,000
Stock-Based Compensation		45,303				45,303
Net Loss				(408,896)		(408,896)
Ending balance, value at Jun. 30, 2025	$ 108,347	36,958,247	0	(38,515,457)	$ 0	(1,448,863)
Ending balance, shares at Jun. 30, 2025	108,345,554				0
Common Stock Issued for a Commitment Fee	$ 1,429	498,571				500,000
Common Stock Issued for a Commitment Fee, shares	1,428,571
Stock-Based Compensation	$ 12,500	2,684,551	(2,032,625)			664,426
Stock-Based Compensation, shares	12,500,000
Net Loss				(983,615)		(983,615)
Ending balance, value at Sep. 30, 2025	$ 122,276	$ 40,141,369	$ (2,032,625)	$ (39,499,072)	$ 0	$ (1,268,052)
Ending balance, shares at Sep. 30, 2025	122,274,125				0